T. ROWE PRICE INTERNATIONAL EQUITY ETF

January 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.9%
Common Stocks 0.9%
MercadoLibre (USD) (1)	283	544
Tenaris (EUR)	15,033	284
Total Argentina (Cost $696)		828
AUSTRALIA 3.4%
Common Stocks 3.4%
ANZ Group Holdings	13,157	248
Aristocrat Leisure	8,934	415
BHP Group, Class DI (GBP) (2)	20,761	512
Brambles	37,244	455
Downer EDI	114,641	404
Northern Star Resources	27,035	286
Qantas Airways (1)	62,469	362
Telstra Group	81,430	199
Westpac Banking	10,788	224
Total Australia (Cost $2,783)		3,105
AUSTRIA 2.0%
Common Stocks 2.0%
BAWAG Group	9,465	856
Erste Group Bank	9,414	579
OMV	4,524	186
voestalpine	10,483	219
Total Austria (Cost $1,375)		1,840
BELGIUM 0.3%
Common Stocks 0.3%
Warehouses De Pauw	11,836	254
Total Belgium (Cost $296)		254
BRAZIL 0.3%
Common Stocks 0.3%
B3 SA - Brasil Bolsa Balcao	149,491	286
Total Brazil (Cost $299)		286
CANADA 2.8%
Common Stocks 2.8%
Canadian National Railway	4,389	459
Cenovus Energy (2)	21,089	305
Constellation Software	84	275
Descartes Systems Group (1)	1,598	185
Ivanhoe Mines (1)	12,761	137
National Bank of Canada (2)	3,002	266
Shopify, Class A (1)	3,765	439

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Suncor Energy	13,165	494
Total Canada (Cost $2,488)		2,560
CHINA 0.6%
Common Stocks 0.6%
Alibaba Group Holding, ADR (USD)	5,228	517
Total China (Cost $503)		517
DENMARK 1.0%
Common Stocks 1.0%
Genmab (1)	1,593	313
Novo Nordisk, Class B	7,723	652
Total Denmark (Cost $1,003)		965
FINLAND 0.5%
Common Stocks 0.5%
Sampo, Class A	10,607	438
Total Finland (Cost $443)		438
FRANCE 12.6%
Common Stocks 12.6%
Airbus	6,290	1,088
AXA	33,339	1,265
BNP Paribas	5,332	364
Capgemini	1,725	313
Cie de Saint-Gobain	5,032	472
Dassault Aviation	2,150	485
Edenred	5,910	204
Engie	36,050	595
Euronext	3,760	437
Hermes International	141	397
LVMH Moet Hennessy Louis Vuitton	979	716
Safran	2,415	599
Sanofi	12,260	1,332
Sartorius Stedim Biotech	2,289	528
Schneider Electric	1,590	403
Thales	2,590	419
TotalEnergies	20,212	1,171
Verallia	9,151	282
Vinci	5,012	542
Total France (Cost $10,934)		11,612
GERMANY 9.2%
Common Stocks 9.2%
adidas	1,265	334
Allianz	3,117	1,016
BASF	4,807	232
Covestro (1)	5,711	351

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Daimler Truck Holding	8,863	390
Deutsche Telekom	37,985	1,274
DHL Group	14,159	510
Heidelberg Materials	2,606	367
Infineon Technologies	12,502	411
KION Group	6,406	238
Mercedes-Benz Group	4,236	258
Muenchener Rueckversicherungs-Gesellschaft	710	385
SAP	4,402	1,213
Siemens	5,221	1,119
Siemens Healthineers	7,460	423
Total Germany (Cost $7,215)		8,521
HONG KONG 1.5%
Common Stocks 1.5%
AIA Group	104,000	731
Futu Holdings, ADR (USD)	2,161	209
Galaxy Entertainment Group	62,000	270
HKT Trust & HKT	142,000	175
Total Hong Kong (Cost $1,761)		1,385
HUNGARY 0.5%
Common Stocks 0.5%
OTP Bank	8,035	497
Total Hungary (Cost $312)		497
INDIA 0.3%
Common Stocks 0.3%
ICICI Bank, ADR (USD)	9,945	285
Total India (Cost $244)		285
IRELAND 0.3%
Common Stocks 0.3%
Kingspan Group	3,927	272
Total Ireland (Cost $354)		272
ITALY 4.2%
Common Stocks 4.2%
Enel	118,342	841
Ferrari	881	378
Intesa Sanpaolo	168,818	731
Leonardo	13,847	432
Stellantis	9,510	127
UniCredit	30,500	1,401
Total Italy (Cost $2,987)		3,910

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
JAPAN 21.5%
Common Stocks 21.5%
Asahi Group Holdings	46,300	501
Calbee	8,798	168
Chugai Pharmaceutical	11,600	500
Disco	990	287
Fujitsu	22,000	425
Hamamatsu Photonics	15,800	195
Hikari Tsushin (2)	1,300	297
Hitachi	37,000	930
Isetan Mitsukoshi Holdings (2)	13,500	233
Kao (2)	8,700	345
KDDI	11,100	370
Keyence	1,300	560
Kyushu Railway	7,300	177
MatsukiyoCocokara	23,900	354
Mitsubishi Chemical Group	51,400	263
Mitsubishi Electric	25,200	413
Mitsubishi Estate	46,900	681
Mitsubishi UFJ Financial Group	102,400	1,295
Mitsui Fudosan	69,000	623
Nintendo	3,800	249
Nippon Sanso Holdings	14,200	402
Nippon Steel	25,100	521
Nippon Telegraph & Telephone	382,700	377
Nomura Real Estate Holdings	11,200	298
Olympus	32,522	494
ORIX	20,100	425
Panasonic Holdings	29,800	304
Recruit Holdings	7,000	489
Renesas Electronics (1)	68,900	923
Resona Holdings (2)	44,100	327
Sega Sammy Holdings	12,200	236
Seven & i Holdings	49,000	782
Shin-Etsu Chemical	10,918	338
Sompo Holdings	27,700	772
Sony Group	46,700	1,031
Stanley Electric	12,100	202
Sumitomo	19,100	414
Suntory Beverage & Food	12,300	382
Taiheiyo Cement (2)	15,600	393
Takeda Pharmaceutical	28,200	759
Toyota Motor	53,800	1,021
Yamaha	17,000	120
Total Japan (Cost $18,228)		19,876

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
NETHERLANDS 7.7%
Common Stocks 7.7%
Adyen (1)	180	291
AerCap Holdings (USD)	4,902	469
Akzo Nobel	4,263	242
ASML Holding	2,455	1,816
ASR Nederland	4,734	233
CVC Capital Partners (1)(2)	20,282	480
Heineken	7,308	508
ING Groep	55,743	926
Koninklijke Ahold Delhaize	5,656	200
Koninklijke KPN (2)	78,385	284
Koninklijke Philips (1)	27,885	769
NN Group	4,927	226
Prosus	16,916	646
Total Netherlands (Cost $6,818)		7,090
PORTUGAL 1.4%
Common Stocks 1.4%
Galp Energia SGPS	38,690	648
Jeronimo Martins	31,518	621
Total Portugal (Cost $1,185)		1,269
SINGAPORE 1.6%
Common Stocks 1.6%
DBS Group Holdings	13,650	447
Sea, ADR (USD) (1)	2,081	253
United Overseas Bank	27,893	767
Total Singapore (Cost $1,163)		1,467
SOUTH KOREA 0.7%
Common Stocks 0.7%
KT, ADR (USD)	23,684	411
Samsung Electronics	5,936	212
Total South Korea (Cost $704)		623
SPAIN 0.6%
Common Stocks 0.6%
Amadeus IT Group, Class A	4,235	310
Industria de Diseno Textil	5,029	273
Total Spain (Cost $549)		583
SWEDEN 1.7%
Common Stocks 1.7%
Boliden	7,697	231
Essity Aktiebolag, Class B	26,035	659
Swedbank, Class A	14,100	307

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Telefonaktiebolaget LM Ericsson, Class B	55,346	417
Total Sweden (Cost $1,466)		1,614
SWITZERLAND 5.9%
Common Stocks 5.9%
Alcon	4,228	386
Cie Financiere Richemont, Class A	2,994	579
Julius Baer Group	8,192	575
Nestle	6,825	580
Novartis	7,204	754
Partners Group Holding	154	234
Roche Holding	4,487	1,410
Sonova Holding	2,579	900
Total Switzerland (Cost $5,186)		5,418
TAIWAN 0.9%
Common Stocks 0.9%
Taiwan Semiconductor Manufacturing	26,000	868
Total Taiwan (Cost $486)		868
UNITED KINGDOM 16.8%
Common Stocks 16.8%
3i Group	8,159	392
Anglo American	4,603	135
AstraZeneca, ADR (USD)	22,902	1,620
Auto Trader Group	33,507	326
Barclays	208,823	765
BP	98,143	508
BT Group (2)	257,069	451
Bunzl	11,214	477
Compass Group	16,772	578
GSK, ADR (USD)	12,482	440
HSBC Holdings	111,346	1,163
Imperial Brands	34,203	1,154
Informa	44,963	480
London Stock Exchange Group	2,169	323
National Grid	38,332	465
Prudential	77,043	641
RELX	13,409	666
Rolls-Royce Holdings (1)	220,893	1,647
Shell	14,457	475
Smith & Nephew	21,867	277
Smiths Group	13,769	351
SSE	11,730	236
Taylor Wimpey	201,731	299
Unilever	22,718	1,301

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
WPP	40,902	389
Total United Kingdom (Cost $13,083)		15,559
UNITED STATES 0.5%
Common Stocks 0.5%
Linde	424	189
Waste Connections (CAD) (2)	1,747	321
Total United States (Cost $488)		510
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 4.33% (3)	163,566	164
Total Short-Term Investments (Cost $164)		164
SECURITIES LENDING COLLATERAL 3.4%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund, 4.44% (3)(4)	3,103,214	3,103
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		3,103
Total Securities Lending Collateral (Cost $3,103)		3,103
Total Investments 103.3% of Net Assets (Cost $86,316)		$95,419
Other Assets Less Liabilities (3.3)%		(3,036)
Net Assets 100.0%		$92,383

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at January 31, 2025.
(3)	Seven-day yield
(4)	Affiliated Companies

ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

T. ROWE PRICE INTERNATIONAL EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 10/31/24	Purchase Cost	Sales Cost	Value 1/31/25
T. Rowe Price Government Reserve Fund	$2,519	¤	¤	$3,103
	Total			$3,103^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $3,103.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Equity ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$4,937	$87,215	$—	$92,152
Short-Term Investments	164	—	—	164
Securities Lending Collateral	3,103	—	—	3,103
Total	$8,204	$87,215	$—	$95,419
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and

T. ROWE PRICE INTERNATIONAL EQUITY ETF

disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF1076-054Q1
01/25